Condensed Consolidated Statements of Changes in Stockholder's Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated deficit [Member]	Convertible Preferred Stock
Beginning Balance at Dec. 31, 2017	$ 23,701		$ 2,439	$ (108,710)	$ 129,972
Beginning Balance (in shares) at Dec. 31, 2017		2,479,089			41,298,655
Impact of adoption of ASU 2017-11 | Accounting Standards Update 2017-11 [Member]	319		270	49
Beginning Balance	24,020		2,709	(108,661)	$ 129,972
Issuance of Series E convertible preferred stock for cash	94,794				$ 94,794
Issuance of Series E convertible preferred stock for cash, shares					9,103,617
Issuance of Series A convertible preferred stock for cash from warrant exercise	3				$ 3
Issuance of Series A convertible preferred stock for cash from warrant exercise, shares					60,000
Exercise of stock options	165		165
Exercise of stock options (in shares)		211,175
Stock-based compensation	1,986		1,986
Net loss	(23,337)			(23,337)
Ending balance at Dec. 31, 2018	97,631		4,860	(131,998)	$ 224,769
Ending balance (in shares) at Dec. 31, 2018		2,690,264			50,462,272
Net loss	0	$ 0	0	0	$ 0
Ending balance at Sep. 30, 2019	0	$ 0	0	0	$ 0
Ending balance (in shares) at Sep. 30, 2019		0			0
Beginning Balance at Dec. 31, 2018	97,631		4,860	(131,998)	$ 224,769
Beginning Balance (in shares) at Dec. 31, 2018		2,690,264			50,462,272
Exercise of stock options	$ 606		606
Exercise of stock options (in shares)	382,803	382,803
Vesting of shares subject to repurchase from early exercised options	$ 88		88
Stock-based compensation	3,760		3,760
Net loss	(18,302)			(18,302)
Ending balance at Dec. 31, 2019	83,783		9,314	(150,300)	$ 224,769
Ending balance (in shares) at Dec. 31, 2019		3,073,067			50,462,272
Conversion of convertible preferred stock into common stock	$ 0	$ 0	$ 0	$ 0	$ 0
Conversion of convertible preferred stock into common stock (in shares)	0	0	0	0	0
Issuance of common stock upon initial public offering, net of issuance costs	$ 0	$ 0	$ 0	$ 0	$ 0
Issuance of common stock upon initial public offering, net of issuance costs (in shares)	0	0	0	0	0
Cashless exercise of common stock warrants	$ 0	$ 0	$ 0	$ 0	$ 0
Net loss	0
Ending balance at Sep. 30, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Ending balance (in shares) at Sep. 30, 2020		0			0